UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/00__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  11/06/2000__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____143_____

Form 13F Information Table Value Total: $__786813___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        6    10000 PRN      SOLE                    10000
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308      742    30000 SH       SOLE                    30000
Abn Amro Capital Fund II 7.125 PFD              00371t206     1127    52550 SH       SOLE                    52550
Armstrong World Prd. 7.45%     PFD              042476606      411    20000 SH       SOLE                    20000
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      681    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      389    16000 SH       SOLE                    16000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      407    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      210     8600 SH       SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      937    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      870    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      292    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      692    32000 SH       SOLE                    32000
NB Capital Trust (BAC) 7.84%   PFD              628956203     4821   198280 SH       SOLE                   198280
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      709    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      549    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      808    33475 SH       SOLE                    33475
Southern Co. 7.75% Pfd. A      PFD              84258t208      366    15600 SH       SOLE                    15600
Southern Fin'l Cap Tr I        PFD              842872202     1025   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     4301   172053 SH       SOLE                   172053
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      491    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      711    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      372    17000 SH       SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      669    30000 SH       SOLE                    30000
AFLAC Inc                      COM              001055102    20729   323571 SH       SOLE                   323571
ALLTEL Corp                    COM              020039103    12705   243444 SH       SOLE                   243444
AT&T Corp                      COM              001957109      678    23089 SH       SOLE                    23089
Abbott Laboratories            COM              002824100     1869    39291 SH       SOLE                    39291
Aegon N. V. Ord.               COM              007924103     1836    49468 SH       SOLE                    49468
Affiliated Managers Group      COM              008252108      262     4600 SH       SOLE                     4600
America  Online Inc            COM              02364j104      699    13000 SH       SOLE                    13000
American Express               COM              025816109    13168   216754 SH       SOLE                   216754
American Home Products         COM              026609107      990    17497 SH       SOLE                    17497
American Intl Group            COM              026874107    25185   263205 SH       SOLE                   263205
Apple Computer Inc             COM              037833100      287    11150 SH       SOLE                    11150
Applied Materials              COM              038222105      267     4500 SH       SOLE                     4500
BB&T Corporation               COM              054937107     1843    61192 SH       SOLE                    61192
BP Amoco PLC-Spons ADR         COM              055622104      584    11026 SH       SOLE                    11026
Bank of America Corp.          COM              060505104    14290   272843 SH       SOLE                   272843
Bank of Hampton Roads          COM              0624890A8      258    17181 SH       SOLE                    17181
BellSouth Corp                 COM              079860102      719    17872 SH       SOLE                    17872
Berkshire Hathaway Class B     COM              084670207      321      155 SH       SOLE                      155
Bristol Myers Squibb           COM              110122108     8655   151504 SH       SOLE                   151504
COMPAQ Computers               COM              204493100      419    15200 SH       SOLE                    15200
CVS Corp                       COM              126650100    21174   457197 SH       SOLE                   457197
Cenit Bancorp Inc              COM              15131w109      325    22025 SH       SOLE                    22025
Centura Banks Inc              COM              15640t100      231     6037 SH       SOLE                     6037
Charles Schwab Corp            COM              808513105     1401    39499 SH       SOLE                    39499
Chase Manhattan Corp           COM              16161a108      500    10830 SH       SOLE                    10830
Chevron Corp                   COM              166751107      541     6342 SH       SOLE                     6342
Cisco Systems                  COM              17275r102      631    11428 SH       SOLE                    11428
Citigroup                      COM              172967101    18336   339165 SH       SOLE                   339165
Coca Cola Company              COM              191216100     1268    22994 SH       SOLE                    22994
Colgate Palmolive Co           COM              194162103     1042    22086 SH       SOLE                    22086
Computer Sciences              COM              205363104      241     3250 SH       SOLE                     3250
Disney (Walt) Co.              COM              254687106    10299   269246 SH       SOLE                   269246
Dollar Tree Stores             COM              256747106    28326   698319 SH       SOLE                   698319
Du Pont E.I. De Nemours and Co COM              263534109      411    10045 SH       SOLE                    10045
Duke Energy Corp.              COM              264399106      447     5214 SH       SOLE                     5214
EMC Corp.                      COM              268648102     2650    26730 SH       SOLE                    26730
Eli Lilly                      COM              532457108      243     3000 SH       SOLE                     3000
Emerson Electric Co            COM              291011104     1194    17817 SH       SOLE                    17817
Enron Corp.                    COM              293561106      719     8200 SH       SOLE                     8200
Ericsson L M Tel Co Cl B ADS   COM              294821400      237    16000 SH       SOLE                    16000
Exxon Mobil Corporation        COM              30231G102    23071   258858 SH       SOLE                   258858
Federal Natl Mtg Assoc         COM              313586109    17470   244333 SH       SOLE                   244333
First Data Corp.               COM              319963104    14312   366387 SH       SOLE                   366387
Ford Motor                     COM              345370860      205     8096 SH       SOLE                     8096
Fortune Brands (formerly Amer. COM              349631101      497    18772 SH       SOLE                    18772
General Electric               COM              369604103    13181   228482 SH       SOLE                   228482
Gillette Co                    COM              375766102      211     6850 SH       SOLE                     6850
Heilig-Meyers                  COM              422893107       11    21479 SH       SOLE                    21479
Hewlett-Packard Company        COM              428236103      286     2950 SH       SOLE                     2950
Home Depot                     COM              437076102      318     5989 SH       SOLE                     5989
Honeywell International Inc.   COM              438516106    12902   362161 SH       SOLE                   362161
Intel Corporation              COM              458140100    18938   455663 SH       SOLE                   455663
International Business Machine COM              459200101      444     3950 SH       SOLE                     3950
Internet Cable Corp            COM              46057x102      270    60000 SH       SOLE                    60000
Jefferson-Pilot Corporation    COM              475070108     1688    24875 SH       SOLE                    24875
Johnson & Johnson              COM              478160104    14716   156662 SH       SOLE                   156662
Kimberly-Clark                 COM              494368103      458     8200 SH       SOLE                     8200
Loews Corp                     COM              540424108      400     4800 SH       SOLE                     4800
Lowe's Companies               COM              548661107    22166   493942 SH       SOLE                   493942
Lucent Technologies            COM              549463107      896    29331 SH       SOLE                    29331
M & T Bank Corporation         COM              55261F104      255      500 SH       SOLE                      500
Manulife Financial Corp.       COM              56501R106      930    44821 SH       SOLE                    44821
Masco Corp                     COM              574599106      223    12000 SH       SOLE                    12000
McDonald's Corp.               COM              580135101      214     7075 SH       SOLE                     7075
Mellon Financial Corp          COM              58551A108      320     6900 SH       SOLE                     6900
Merck & Co                     COM              589331107    19879   267051 SH       SOLE                   267051
Merrill Lynch                  COM              590188108      475     7200 SH       SOLE                     7200
Microsoft Corp                 COM              594918104    13806   228905 SH       SOLE                   228905
Minnesota Mining & Manufacturi COM              604059105      364     4000 SH       SOLE                     4000
Motorola, Inc                  COM              620076109    11837   419007 SH       SOLE                   419007
National Commerce Bancorporati COM              635449101    11564   580017 SH       SOLE                   580017
Nestle SA-ADR                  COM              641069406      312     3000 SH       SOLE                     3000
New York Times                 COM              650111107    18104   460526 SH       SOLE                   460526
Norfolk Southern Corporation   COM              655844108      493    33719 SH       SOLE                    33719
Nortel Networks Corp.          COM              656568102    11845   198860 SH       SOLE                   198860
Oracle Systems Corp            COM              68389x105    47601   604452 SH       SOLE                   604452
Painewebber Group              COM              695629105      340     4995 SH       SOLE                     4995
Pepsico Inc.                   COM              713448108    20833   452891 SH       SOLE                   452891
Pfizer, Inc.                   COM              717081103     3863    85964 SH       SOLE                    85964
Pharmacia Corporation (Formerl COM              71713U102    13216   219578 SH       SOLE                   219578
Philip Morris                  COM              718154107      221     7511 SH       SOLE                     7511
Phillips Petroleum Co          COM              718507106      289     4600 SH       SOLE                     4600
Prime Retail Inc               COM              741570105        9    25000 SH       SOLE                    25000
Proctor & Gamble               COM              742718109      457     6819 SH       SOLE                     6819
Providian (Formerly Capital Ho COM              74406a102     5366    42250 SH       SOLE                    42250
Qwest Communications Intl      COM              749121109     3027    62978 SH       SOLE                    62978
Resource Bankshares Corp.      COM              76121r104     1944   199350 SH       SOLE                   199350
Royal Dutch Petrol.            COM              780257804      560     9350 SH       SOLE                     9350
SBC Communications, Inc.       COM              78387g103     1640    32806 SH       SOLE                    32806
Schering-Plough Corporation    COM              806605101     1157    24880 SH       SOLE                    24880
Schlumberger Ltd               COM              806857108    16326   198341 SH       SOLE                   198341
SouthTrust Corp                COM              844730101      322    10250 SH       SOLE                    10250
Southern Co                    COM              842587107      323     9950 SH       SOLE                     9950
Standard Commercial            COM              853258101      200    43143 SH       SOLE                    43143
Sun Microsystems               COM              866810104    31372   268713 SH       SOLE                   268713
Sunguard Data Systems          COM              867363103      214     5000 SH       SOLE                     5000
Tellabs, Inc.                  COM              879664100    17976   376465 SH       SOLE                   376465
Texaco Inc                     COM              881694103      279     5309 SH       SOLE                     5309
Texas Instruments              COM              882508104      383     8114 SH       SOLE                     8114
Tibco Software, Inc.           COM              88632Q103      761     9015 SH       SOLE                     9015
Time Warner Inc                COM              887315109    23595   301536 SH       SOLE                   301536
Tyco International, Ltd. 'New' COM              902124106    31711   611291 SH       SOLE                   611291
Unocal Corporation             COM              915289102      303     8560 SH       SOLE                     8560
Verizon Communications         COM              92343V104    13974   288493 SH       SOLE                   288493
Viacom Inc NvtgCl B            COM              925524308      234     4000 SH       SOLE                     4000
Vodafone Group PLC-SP ADR      COM              92857W100      245     6620 SH       SOLE                     6620
Wal-Mart Stores                COM              931142103      428     8900 SH       SOLE                     8900
WorldCom Inc.                  COM              98157D106    93546  3079711 SH       SOLE                  3079711
Fidelity Contrafund            COM              316071109      278 4767.062 SH       SOLE                 4767.062
Fidelity Magellan              COM              316184100      607 4535.145 SH       SOLE                 4535.145
Fidelity Select Electronics    COM              316390863      225 2245.894 SH       SOLE                 1123.088
Janus Overseas                 COM              471023846      288 8197.418 SH       SOLE                 8197.418
Strong Funds - Growth & Income COM              862917309      237 8035.220 SH       SOLE                 4017.610
Strong Growth 20 Fund          COM              862916608      279 7591.290 SH       SOLE                 3795.645
The Chesapeake - Class A       COM              36559b203      236 7151.090 SH       SOLE                 7151.090
Torray                         COM              891402109      381 8749.478 SH       SOLE                 8749.478
White Oak Growth               COM              671081107      201 2515.793 SH       SOLE                 2515.793
Kobren Delphi Value Fund       COM              499896405      204 16025.642SH       SOLE                16025.642
Schwab 1000 Fund - Select SHS  COM              808517809      300 7440.476 SH       SOLE                 7440.476
Vanguard/Morgan Growth Fund    COM              921928107      233 10343.976SH       SOLE                10343.976